Expense Example - Mid-Cap Value ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	577	998	2,173	281	878	1,501	3,180